CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME
Rental income	$ 874.1	$ 862.5	$ 948.3
Real estate property level expenses and taxes:
Operating expenses	217.8	220.0	238.7
Real estate taxes	111.5	114.7	128.7
Interest expense	109.2	106.7	101.2
Total real estate property level expenses and taxes	438.5	441.4	468.6
Real estate income, net	435.6	421.1	479.7
Income from real estate joint ventures and limited partnerships	86.4	89.3	114.6
Interest	3.3	3.0	1.7
Dividends	19.1	5.6
TOTAL INVESTMENT INCOME	544.4	519.0	596.0
Expenses—Note 2:
Investment advisory charges	53.9	50.2	42.5
Administrative charges	28.7	22.1	28.0
Distribution charges	8.8	6.0	7.8
Mortality and expense risk charges	6.2	4.4	4.7
Liquidity guarantee charges	23.7	13.1	12.5
TOTAL EXPENSES	121.3	95.8	95.5
INVESTMENT INCOME, NET	423.1	423.2	500.5
Net realized gain (loss) on investments:
Real estate properties	(41.7)	(12.5)	(281.8)
Real estate joint ventures and limited partnerships	(70.5)	(185.7)
Marketable securities	6.5	0.4
Mortgage loans payable			(0.4)
Net realized loss on investments	(105.7)	(197.8)	(282.2)
Net change in unrealized appreciation (depreciation) on:
Real estate properties	829.9	638.2	(2,244.9)
Real estate joint ventures and limited partnerships	331.0	357.5	(1,030.2)
Marketable securities	21.5	15.0
Mortgage loans receivable		3.7	(0.5)
Mortgage loans payable	(0.7)	(59.6)	(54.7)
Net change in unrealized appreciation (depreciation) on investments and mortgage loans payable	1,181.7	954.8	(3,330.3)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	1,076.0	757.0	(3,612.5)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,499.1	$ 1,180.2	$ (3,112.0)